CONDENSED BALANCE SHEETS (Parenthetical) - USD ($)	Jun. 30, 2015	Jun. 30, 2014
Condensed Balance Sheets Parenthetical
Convertible note payable, net of discount	$ 220,235	$ 0
Series E Preferred Stock, stated value	$ 0.000001	$ 0.000001
Series E Preferred Stock, Authorized	1,000,000	1,000,000
Series E Preferred Stock, Issued	1,000,000	1,000,000
Series E Preferred Stock, outstanding	0	0
Common Stock, par value	$ 0.001	$ 0.001
Common Stock, Authorized	20,000,000	20,000,000
Common Stock, Issued	10,183,927	10,183,927
Common Stock, outstanding	10,183,927	10,183,927